Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease asset	$ 34,775
Property and equipment, gross	79,816	$ 56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)
Total property and equipment, net	71,401	53,378
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	14,820	13,483
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	1,480	1,228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,488	1,437
Software
Property, Plant and Equipment [Line Items]
Property and equipment	4,285	1,909
Building
Property, Plant and Equipment [Line Items]
Property and equipment	0	33,248
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment	21,218	4,264
Other
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,750	$ 1,309